Earnings Per Share	6 Months Ended
Jun. 30, 2018
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Earnings Per Share

Note 11: Earnings Per Share

Basic earnings per share was calculated by dividing (loss) earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.

Diluted earnings (loss) per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Earnings attributable to common shareholders	625	192	286	489
Less: Dividends declared on preference shares	-	-	(1)	(1)
Earnings used in consolidated earnings per share	625	192	285	488
Less: Earnings from discontinued operations, net of tax	(515)	(159)	(32)	(328)
Remove: Non-controlling interests from discontinued operations	32	14	60	31
Earnings used in earnings per share from continuing operations	142	47	313	191

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Weighted-average number of common shares outstanding	708,974,582	720,301,646	709,448,598	723,395,550
Weighted-average number of vested DSUs	699,588	708,311	767,352	692,636
Basic	709,674,170	721,009,957	710,215,950	724,088,186
Effect of stock options and TRSUs	421,224	1,494,152	581,482	1,321,292
Diluted	710,095,394	722,504,109	710,797,432	725,409,478